Debt Arrangements (Tables)	6 Months Ended
Dec. 31, 2022
Debt Arrangements [Abstract]
Schedule of outstanding debt and net of debt discounts
	As of December 31, 2022	As of June 30, 2022
Convertible promissory notes	$—	$89,663
Term loans	52,022	25,443
PPP Loan	—	2,000
Total debt	52,022	117,106
Less: debt, current	—	(115,106)
Total debt, noncurrent	$52,022	$2,000

Schedule of future principal payments on debt
As of December 31, 2022
2023 (remaining)	$—
2024	—
2025	55,000
Total future payments on debt obligations	$55,000